Revenue - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of revenue, of which revenue is recognized over time:
Revenue	$ 6,969,041	$ 8,961,092	$ 8,696,136	$ 8,000,921
Corrosion prevention services [Member] | Third parties [Member]
Disaggregation of revenue, of which revenue is recognized over time:
Disaggregation of revenue	5,886,935	7,569,673	7,727,329	7,248,430
Corrosion prevention services [Member] | Related party [Member]
Disaggregation of revenue, of which revenue is recognized over time:
Disaggregation of revenue				360,000
Manpower supply services [Member] | Third parties [Member]
Disaggregation of revenue, of which revenue is recognized over time:
Disaggregation of revenue	1,044,776	1,343,419	920,807	392,491
Manpower supply services [Member] | Related party [Member]
Disaggregation of revenue, of which revenue is recognized over time:
Disaggregation of revenue	$ 37,330	$ 48,000	$ 48,000